UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      August 10, 2004

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: $1,049,228,390


      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,196,825      94,090 N       X                        94,090
 Agere Systems Inc. Class A COMMON 00845V100       2,300,000   1,000,000 N       X                     1,000,000
 American International Gro COMMON 026874107      18,889,200     265,000 N       X                       265,000
 Alkermes, Inc.             COMMON 01642T108       4,624,000     340,000 N       X                       340,000
 Applied Materials, Inc.    COMMON 038222105       2,609,460     133,000 N       X                       133,000
 American Tower Corporation COMMON 029912201       8,360,000     550,000 N       X                       550,000
 Annuity and Life Re (Holdi COMMON G03910109         512,500     625,000 N       X                       625,000
 Apache Corporation         COMMON 037411105      14,807,000     340,000 N       X                       340,000
 Bank of America Corporatio COMMON 060505104      15,570,080     184,000 N       X                       184,000
 Baxter International Inc.  COMMON 071813109      31,059,000     900,000 N       X                       900,000
 Bancroft Convertible Fund  COMMON 059695106         381,840      20,877 N       X                        20,877
 Biogen Idec Inc.           COMMON 09062X103      15,812,500     250,000 N       X                       250,000
 Bristol-Myers Squibb Compa COMMON 110122108       7,350,000     300,000 N       X                       300,000
 Berkshire Hathaway Inc.    COMMON 084670108      26,685,000         300 N       X                           300
 Brooks Automation, Inc.    COMMON 114340102       9,903,725     491,500 N       X                       491,500
 Central Securities Corpora COMMON 155123102       2,628,180     113,040 N       X                       113,040
 CIENA Corporation          COMMON 171779101       2,035,000     550,000 N       X                       550,000
 Costco Wholesale Corporati COMMON 22160K105      28,826,000     700,000 N       X                       700,000
 Cox Communications, Inc. - COMMON 224044107      17,229,800     620,000 N       X                       620,000
 Cisco Systems, Inc.        COMMON 17275R102      21,330,000     900,000 N       X                       900,000
 CEMEX, S.A. de C.V.        COMMON 151290889      16,005,000     550,000 N       X                       550,000
 Diageo plc                 COMMON 25243Q205      19,162,500     350,000 N       X                       350,000
 Genentech, Inc.            COMMON 368710406      31,472,000     560,000 N       X                       560,000
 Devon Energy Corporation   COMMON 25179M103      52,800,000     800,000 N       X                       800,000
 EMC Corporation            COMMON 268648102       3,420,000     300,000 N       X                       300,000
 EMCORE Corporation         COMMON 290846104         642,220     197,000 N       X                       197,000
 El Paso Corporation 0%     CONV C 28336LAC3      10,800,000  22,500,000 N       X                    22,500,000
 Ethan Allen Interiors Inc. COMMON 297602104       9,875,250     275,000 N       X                       275,000
 Golden West Financial      COMMON 381317106      34,563,750     325,000 N       X                       325,000
 Genaera Corporation        COMMON 36867G100       1,134,000     270,000 N       X                       270,000
 Gilead Sciences, Inc.      COMMON 375558103       3,350,000      50,000 N       X                        50,000
 Genta Incorporated         COMMON 37245M207         937,500     375,000 N       X                       375,000
 Halliburton Company        COMMON 406216101      18,912,500     625,000 N       X                       625,000
 The Home Depot, Inc.       COMMON 437076102      67,584,000   1,920,000 N       X                     1,920,000
 Juniper Networks, Inc.     COMMON 48203R104      11,056,500     450,000 N       X                       450,000
 Lamar Advertising Company  COMMON 512815101      11,921,250     275,000 N       X                       275,000
 Medtronic, Inc.            COMMON 585055106      21,924,000     450,000 N       X                       450,000
 MedImmune, Inc.            COMMON 584699102      10,642,450     455,000 N       X                       455,000
 MetLife, Inc.              COMMON 59156R108      15,594,750     435,000 N       X                       435,000
 MFA Mortgage Investments,  COMMON 55272X102       7,565,000     850,000 N       X                       850,000
 Millennium Pharmaceuticals COMMON 599902103       1,656,000     120,000 N       X                       120,000
 Molex Incorporated Class A COMMON 608554200      19,505,200     715,000 N       X                       715,000
 Montpelier Re Holdings Ltd COMMON G62185106       6,116,250     175,000 N       X                       175,000
 Microsoft Corporation      COMMON 594918104      43,554,000   1,525,000 N       X                     1,525,000
 M&T Bank Corporation       COMMON 55261F104      29,682,000     340,000 N       X                       340,000
 Annaly Mortgage Management COMMON 035710409      13,144,000     775,000 N       X                       775,000
 NetIQ Corporation          COMMON 64115P102       7,959,600     603,000 N       X                       603,000
 PepsiCo, Inc.              COMMON 713448108       8,082,000     150,000 N       X                       150,000
 Pfizer Inc                 COMMON 717081103      45,421,000   1,325,000 N       X                     1,325,000
 PartnerRe Ltd.             COMMON G6852T105      28,365,000     500,000 N       X                       500,000
 Everest Re Group, Ltd.     COMMON G3223R108      52,234,000     650,000 N       X                       650,000
 Reinsurance Group of Ameri COMMON 759351109      18,089,250     445,000 N       X                       445,000
 Republic Services, Inc.    COMMON 760759100      34,004,500   1,175,000 N       X                     1,175,000
 Royce Value Trust          COMMON 780910105       1,737,350      98,657 N       X                        98,657
 SunTrust Banks, Inc.       COMMON 867914103      13,322,950     205,000 N       X                       205,000
 The TJX Companies, Inc.    COMMON 872540109      60,350,000   2,500,000 N       X                     2,500,000
 Total S.A. ADR             COMMON 89151E109      23,731,760     247,000 N       X                       247,000
 Transatlantic Holdings, In COMMON 893521104      18,222,750     225,000 N       X                       225,000
 VeriSign, Inc.             COMMON 92343E102       6,965,000     350,000 N       X                       350,000
 Wal-Mart Stores, Inc.      COMMON 931142103      35,613,000     675,000 N       X                       675,000